Business segments - Contribution of Segments to Overall Profitability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total fee and other revenue	$ 13,157	$ 12,873	$ 13,313
Net interest revenue (expense)	4,345	3,504	2,618
Total revenue	17,502	16,377	15,931
Provision for credit losses	119	39	(231)
Net income (loss) attributable to noncontrolling interests	2	(13)	12
Operating segments
Segment Reporting Information [Line Items]
Total fee and other revenue	13,155	12,886	13,301
Net interest revenue (expense)	4,345	3,504	2,618
Total revenue	17,500	16,390	15,919
Provision for credit losses	119	39	(231)
Noninterest expense	13,295	13,010	11,514
Income (loss) before income taxes	$ 4,086	$ 3,341	$ 4,636
Pre-tax operating margin	23.00%	20.00%	29.00%
Average assets	$ 406,950	$ 426,901	$ 452,232
Operating segments | Securities Services
Segment Reporting Information [Line Items]
Total fee and other revenue	6,055	6,004	5,818
Net interest revenue (expense)	2,569	2,028	1,426
Total revenue	8,624	8,032	7,244
Provision for credit losses	99	8	(134)
Noninterest expense	6,376	6,299	5,852
Income (loss) before income taxes	$ 2,149	$ 1,725	$ 1,526
Pre-tax operating margin	25.00%	21.00%	21.00%
Average assets	$ 197,434	$ 212,575	$ 228,915
Operating segments | Market and Wealth Services
Segment Reporting Information [Line Items]
Total fee and other revenue	4,144	3,872	3,583
Net interest revenue (expense)	1,712	1,410	1,158
Total revenue	5,856	5,282	4,741
Provision for credit losses	41	7	(67)
Noninterest expense	3,197	2,932	2,676
Income (loss) before income taxes	$ 2,618	$ 2,343	$ 2,132
Pre-tax operating margin	45.00%	44.00%	45.00%
Average assets	$ 131,518	$ 138,386	$ 145,123
Operating segments | Investment and Wealth Management
Segment Reporting Information [Line Items]
Total fee and other revenue	2,977	3,322	3,849
Net interest revenue (expense)	166	228	193
Total revenue	3,143	3,550	4,042
Provision for credit losses	(4)	1	(13)
Noninterest expense	2,766	3,501	2,825
Income (loss) before income taxes	$ 381	$ 48	$ 1,230
Pre-tax operating margin	12.00%	1.00%	30.00%
Average assets	$ 26,594	$ 31,920	$ 30,980
Net income (loss) attributable to noncontrolling interests	2	(13)	12
Operating segments | Other
Segment Reporting Information [Line Items]
Total fee and other revenue	(21)	(312)	51
Net interest revenue (expense)	(102)	(162)	(159)
Total revenue	(123)	(474)	(108)
Provision for credit losses	(17)	23	(17)
Noninterest expense	956	278	161
Income (loss) before income taxes	(1,062)	(775)	(252)
Average assets	$ 51,404	$ 44,020	$ 47,214